Note 12 - Property and Equipment, Net (Details) - Property and Equipment (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 20,471,563	$ 19,359,261
Less: accumulated depreciation	(16,603,296)	(14,445,147)
	3,868,267	4,914,114
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	10,299,529	9,605,535
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,840,958	1,911,447
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	3,548,706	3,200,237
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	609,345	731,672
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 4,173,025	$ 3,910,370